Organization	12 Months Ended
Dec. 31, 2018
Disclosure - Organization [Abstract]
Organization
Organization
PartnerRe Ltd. provides reinsurance on a worldwide basis through its principal wholly-owned subsidiaries, including Partner Reinsurance Company Ltd. (PartnerRe Bermuda), Partner Reinsurance Europe SE (PartnerRe Europe), Partner Reinsurance Company of the U.S. (PartnerRe U.S.) and Partner Reinsurance Asia Pte. Ltd. (PartnerRe Asia). Non-life risks reinsured include agriculture, aviation/space, casualty, catastrophe, energy, engineering, financial risks, marine, motor, multiline, property and U.S. health. Life and health risks include mortality, morbidity, longevity, and non-U.S. health. Reinsurance of alternative risk products include weather and credit protection to financial, industrial and service companies on a worldwide basis.
PartnerRe Ltd. and it subsidiaries are collectively referred to hereinafter as PartnerRe or the Company.
The Company was incorporated in August 1993 under the laws of Bermuda. The Company commenced operations in November 1993 upon completion of the sale of common shares and warrants pursuant to subscription agreements and an initial public offering.
The Company completed the acquisition of Societe Anonyme Francaise de Reassurances (SAFR, subsequently renamed PartnerRe SA and reinsurance business transferred into PartnerRe Europe) in 1997, the acquisition of Winterthur Re in 1998, the acquisition of PARIS RE Holdings Limited (Paris Re) in 2009 and the acquisition of Presidio Reinsurance Group, Inc. (Presidio) in 2012.
On March 18, 2016, following receipt of regulatory approvals, the Company's publicly held common shares were acquired by Exor N.V., a subsidiary of EXOR S.p.A., one of Europe’s leading investment companies controlled by the Agnelli family. In October 2016, Exor N.V. changed its name to EXOR Nederland N.V. In December 2016, EXOR S.p.A. merged with and into EXOR HOLDING N.V., a newly formed entity organized in the Netherlands and, in conjunction with the merger, EXOR HOLDING N.V. changed its name to EXOR N.V. EXOR N.V. is listed on the Milan Stock Exchange.
As a result of the acquisition, PartnerRe's publicly issued common shares were cancelled and are no longer traded on the NYSE. The Company’s preferred shares continue to be traded on the NYSE.
At December 31, 2018 and 2017, the Company's 100 million common shares (Class A shares) issued to EXOR Nederland N.V. (see Note 11) are included in Shareholders' Equity in the Consolidated Balance Sheets. At December 31, 2018 and 2017, the Company also has 345,644 and 255,492, respectively, of Class B shares issued to certain executives of the Company (see Note 14) which are recognized in Accounts payable, accrued expenses and other in the Consolidated Balance Sheets. The percentage of total common shares owned by EXOR Nederland N.V. at December 31, 2018 and 2017 was approximately 99.7%.
On April 3, 2017, the Company completed the acquisition of 100% of the outstanding ordinary shares of Aurigen Capital Limited (Aurigen), a North American life reinsurance company. This acquisition enables the Company to expand its life reinsurance footprint in Canada and the U.S. with limited overlap in market coverage.